Share-Based Payments	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Payments
Share-Based Payments
The MCBC Incentive Compensation Plan (the "Incentive Compensation Plan") was amended and restated effective February 19, 2015, to reaffirm the ability to grant awards that are intended to qualify as performance-based compensation, to extend the term of the Incentive Compensation Plan for ten years and to incorporate certain corporate governance practices. We continue to have only one share-based compensation plan as of December 31, 2015, and all outstanding awards fall under this plan.
Molson Coors Brewing Company Incentive Compensation Plan
We issue the following types of awards related to shares of Class B common stock to certain directors, officers, and other eligible employees, pursuant to the Incentive Compensation Plan: RSUs, DSUs, PUs, PSUs, stock options and SOSARs.
RSU awards are issued at the market value equal to the price of our stock at the date of the grant and vest over a period of three years. In 2015, 2014 and 2013, we granted 0.2 million, 0.3 million and 0.3 million RSUs, respectively, with a weighted-average market value of $71.45, $57.84 and $42.74 each, respectively. Prior to vesting, RSUs have no voting rights.
DSU awards, under the Directors' Stock Plan pursuant to the Incentive Compensation Plan, are elections made by non-employee directors of MCBC that enable them to receive all or one-half of their annual cash retainer payments in our stock. The deferred stock unit awards are issued at the market value equal to the closing price on the date of the grant. The DSUs are paid in shares of stock upon termination of service. Prior to vesting, DSUs have no voting rights. In 2015, 2014 and 2013, we granted a small number of DSUs with a weighted-average market value of $79.34, $69.78 and $50.56 per share, respectively.
PUs were previously granted based on a target value established at the date of grant and vest upon completion of a service requirement. The payout value can range from zero to two times the target value based on achievement of specified adjusted earnings per share targets. The PU award value can be settled in cash or shares, or partly in cash and partly in shares, at the discretion of the Company. If settled in shares, it will be based on the closing Class B common stock price on the date of vesting. Prior to vesting, no shares are issued and PUs have no voting or dividend rights. We account for the PUs as liabilities, resulting in variable compensation expense until settled. The variability of compensation expense arises primarily from changing estimates of adjusted earnings per share. Changes in the price of Class B common stock during the vesting period do not impact compensation expense but will impact the number of shares ultimately issued if the awards are settled in stock. Compensation expense is determined based upon the estimated fair value and recognized over the requisite service period of the grant once we have determined that achievement of the performance condition is probable. If in the future it becomes improbable that the performance condition will be met, previously recognized compensation cost will be reversed, and no compensation cost will be recognized. The service condition vesting period is three years. In 2015 and 2014, there were no PUs granted and in 2013 there were a small number of PUs granted. As of December 31, 2015, there are no PUs outstanding.
As part of our annual grant in the first quarter of 2015, 2014 and 2013 we granted PSUs, rather than PUs that we had historically granted, for performance awards. PSUs are granted with a target value established at the date of grant and vest upon completion of a service requirement. The settlement amount of the PSUs is determined based on market and performance metrics, which include our total shareholder return performance relative to the S&P 500 and specified internal performance metrics designed to drive greater shareholder return. PSU compensation expense is based on a fair value assigned to the market metric using a Monte Carlo model, which will remain constant throughout the vesting period of three years, and a performance multiplier, which will vary due to changing estimates of the performance metric condition. In 2015 we granted 0.1 million PSU's with a weighted-average fair value of $74.42 and in each of 2014 and 2013 we granted 0.2 million PSUs, with a weighted-average fair value of $58.69 and $43.10 each, respectively.
Stock options are granted with an exercise price equal to the market value of a share of Class B common stock on the date of grant. Stock options have a term of ten years and generally vest over three years. During 2015, 2014 and 2013, we granted 0.1 million, 0.2 million and 0.2 million options, respectively, each with a weighted-average fair value of $13.98, $12.78 and $8.39, respectively.
SOSARs were previously granted with an exercise price equal to the market value of a share of Class B common stock on the date of grant. The SOSARs entitle the award recipient to receive shares of the Company's stock with a fair value equal to the excess of the trading price over the exercise price of such shares on the date of the exercise. SOSARs have a term of ten years and generally vest over three years. No SOSARs were granted in 2015, 2014 or 2013.
The following table summarizes share-based compensation expense and includes share-based compensation related to pre-existing MCBC equity awards held by former MCBC employees that have transferred to MillerCoors:

	For the years ended
	December 31, 2015	December 31, 2014	December 31, 2013
	(In millions)
Pretax compensation expense	$20.7	$23.5	$19.5
Tax benefit	(5.6)	(7.0)	(5.6)
After-tax compensation expense	$15.1	$16.5	$13.9

As of December 31, 2015, there was $30.9 million of total unrecognized compensation cost from all share-based compensation arrangements granted under the Incentive Compensation Plan, related to unvested awards. This compensation expense is expected to be recognized over a weighted-average period of 1.8 years.
The following table represents non-vested RSUs, DSUs, PUs and PSUs as of December 31, 2015, and the activity during 2015:

	RSUs and DSUs		PUs		PSUs
	Units	Weighted-average grant date fair value per unit	Units	Weighted-average fair value per unit	Units	Weighted-average grant date fair value per unit
	(In millions, except per share amounts)
Non-vested as of December 31, 2014	0.7	$47.75	0.5	$3.22	0.4	$50.49
Granted	0.2	$70.95	—	$—	0.1	$74.42
Vested	(0.2)	$42.71	(0.5)	$2.89	—	$—
Forfeited	(0.1)	$53.14	—	$—	—	$—
Non-vested as of December 31, 2015	0.6	$56.23	—	$—	0.5	$57.01

The weighted-average fair value per unit for the non-vested PSUs is $71.66 as of December 31, 2015.
The total intrinsic values of RSUs and DSUs vested during 2015, 2014 and 2013 were $17.5 million, $12.9 million and $10.2 million, respectively. The total share based liabilities paid for PUs vested during 2015, 2014, and 2013 were $1.5 million, $2.8 million and $6.9 million, respectively. The aggregate intrinsic value of PUs outstanding at December 31, 2015, and December 31, 2014, was zero and $1.7 million, respectively.
The following table represents the summary of options and SOSARs outstanding as of December 31, 2015, and the activity during 2015:

	Shares outstanding				Shares exercisable at year end
	Shares	Weighted- average exercise price	Weighted- average remaining contractual life (years)	Aggregate intrinsic value	Shares	Weighted- average exercise price	Weighted- average remaining contractual life (years)	Aggregate intrinsic value
	(In millions, except per share amounts and years)
Outstanding as of December 31, 2014	2.2	$45.33	5.0	$64.6	1.8	$44.36	4.3	$54.9
Granted	0.1	$74.81
Exercised	(1.0)	$43.96
Forfeited	—	$—
Outstanding as of December 31, 2015	1.3	$49.49	4.8	$58.0	1.1	$46.02	4.0	$51.2

The total intrinsic values of options exercised during 2015, 2014 and 2013 were $34.1 million, $30.9 million and $36.0 million, respectively. During 2015, 2014 and 2013, cash received from stock options exercises was $34.6 million, $44.4 million and $88.8 million, respectively, and the excess tax benefit to be realized for the tax deductions from these option exercises and other awards was $10.0 million, $8.2 million and $7.7 million, respectively.
The shares of common stock to be issued under the stock option plans are made available from authorized and unissued MCBC common stock. As of December 31, 2015, there were 6.8 million shares of MCBC common stock available for the issuance under the Incentive Compensation Plan.
The fair value of each option granted in 2015, 2014 and 2013 was determined on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	For the years ended
	December 31, 2015	December 31, 2014	December 31, 2013
Risk-free interest rate	1.70%	2.29%	1.43%
Dividend yield	2.20%	2.57%	2.88%
Volatility range	21.65% - 29.90%	22.66% - 26.57%	22.39% - 25.90%
Weighted-average volatility	23.71%	25.59%	25.02%
Expected term (years)	5.7	7.5	7.7
Weighted-average fair value	$13.98	$12.78	$8.39

The risk-free interest rates utilized for periods throughout the contractual life of the stock options are based on a zero-coupon U.S. Treasury security yield at the time of grant. Expected volatility is based on a combination of historical and implied volatility of our stock. The expected term of stock options is estimated based upon observations of historical employee option exercise patterns and trends of those employees granted options in the respective year.
The fair value of the market metric for each PSU granted in 2015, 2014 and 2013 was determined on the date of grant using a Monte Carlo model to simulate total stockholder return for MCBC and peer companies with the following weighted-average assumptions:

	For the years ended
	December 31, 2015	December 31, 2014	December 31, 2013
Risk-free interest rate	1.06%	0.72%	0.33%
Dividend yield	2.20%	2.57%	2.88%
Volatility range	12.73% - 62.28%	12.45% - 72.41%	12.18% - 69.37%
Weighted-average volatility	21.53%	21.72%	21.13%
Expected term (years)	2.8	2.8	2.8
Weighted-average fair market value	$74.42	$58.69	$43.10

The risk-free interest rates utilized for periods throughout the expected term of the PSUs are based on a zero-coupon U.S. Treasury security yield at the time of grant. Expected volatility is based on historical volatility of our stock as well as the stock of our peer firms, as shown within the volatility range above, for a period from the grant date consistent with the expected term. The expected term of PSUs is calculated based on the grant date to the end of the performance period.